UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Index Equity Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$572,336,095

Total Investments (Cost – $442,572,346) – 100.1%	572,336,095
Liabilities in Excess of Other Assets – (0.1)%	(332,271)

Net Assets – 100.0%	$572,003,824

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of March 31, 2013, the value of the investment and the percentage owned by the Portfolio of the Series was $572,336,095 and 20.8%, respectively.

•	The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2013, the Portfolio’s investment in the Series was classified as Level 2.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS	MARCH 31, 2013

Schedule of Investments March 31, 2013 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.3%
The Boeing Co.	131,005	$11,246,779
General Dynamics Corp.	63,988	4,511,794
Honeywell International, Inc.	150,878	11,368,658
L-3 Communications Holdings, Inc.	17,322	1,401,696
Lockheed Martin Corp.	51,546	4,975,220
Northrop Grumman Corp.	45,668	3,203,610
Precision Castparts Corp.	28,189	5,345,198
Raytheon Co.	62,657	3,683,605
Rockwell Collins, Inc.	26,311	1,660,751
Textron, Inc.	52,315	1,559,510
United Technologies Corp.	162,340	15,167,426

		64,124,247

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	30,942	1,839,811
Expeditors International of Washington, Inc.	39,546	1,412,188
FedEx Corp.	56,292	5,527,874
United Parcel Service, Inc., Class B	137,654	11,824,479

		20,604,352

Airlines – 0.1%
Southwest Airlines Co.	139,523	1,880,770

Auto Components – 0.3%
BorgWarner, Inc.(a)	22,170	1,714,628
Delphi Automotive Plc	56,689	2,516,991
The Goodyear Tire & Rubber Co.(a)	47,001	592,683
Johnson Controls, Inc.	131,825	4,623,103

		9,447,405

Automobiles – 0.4%
Ford Motor Co.	755,021	9,928,526
Harley-Davidson, Inc.	43,403	2,313,380

		12,241,906

Beverages – 2.4%
Beam, Inc.	30,869	1,961,416
Brown-Forman Corp., Class B	29,257	2,088,950
The Coca-Cola Co.	737,905	29,840,878
Coca-Cola Enterprises, Inc.	50,552	1,866,380
Constellation Brands, Inc., Class A(a)	29,537	1,407,143
Dr. Pepper Snapple Group, Inc.	39,229	1,841,802
Molson Coors Brewing Co., Class B	30,023	1,469,025
Monster Beverage Corp.(a)	27,752	1,324,881
PepsiCo, Inc.	297,112	23,504,530

		65,305,005

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.(a)	37,570	3,461,700
Amgen, Inc.	144,098	14,771,486
Biogen Idec, Inc.(a)	45,521	8,781,456
Celgene Corp.(a)	80,626	9,345,360
Gilead Sciences, Inc.(a)	293,064	14,339,621

		50,699,623

Building Products – 0.1%
Masco Corp.	68,261	1,382,285

Capital Markets – 2.0%
Ameriprise Financial, Inc.	39,188	2,886,196
The Bank of New York Mellon Corp.	224,279	6,277,569
BlackRock, Inc.(b)	24,209	6,218,808
The Charles Schwab Corp.	211,604	3,743,275
E*Trade Financial Corp.(a)	49,346	528,496
Franklin Resources, Inc.	26,620	4,014,562
The Goldman Sachs Group, Inc.	84,248	12,397,093
Invesco Ltd.	85,234	2,468,377
Legg Mason, Inc.	22,030	708,265
Morgan Stanley	264,354	5,810,501
Northern Trust Corp.	41,888	2,285,409
State Street Corp.	87,977	5,198,561
T. Rowe Price Group, Inc.	49,850	3,732,269

		56,269,381

Chemicals – 2.4%
Air Products & Chemicals, Inc.	39,984	3,483,406
Airgas, Inc.	13,165	1,305,442
CF Industries Holdings, Inc.	12,165	2,315,851
The Dow Chemical Co.	231,829	7,381,435
E.I. du Pont de Nemours & Co.	179,845	8,841,180
Eastman Chemical Co.	29,715	2,076,187
Ecolab, Inc.	51,092	4,096,557
FMC Corp.	26,573	1,515,458
International Flavors & Fragrances, Inc.	15,591	1,195,362
LyondellBasell Industries NV, Class A	73,173	4,631,119
Monsanto Co.	103,143	10,894,995
The Mosaic Co.	53,105	3,165,589
PPG Industries, Inc.	27,560	3,691,387
Praxair, Inc.	57,024	6,360,457
The Sherwin-Williams Co.	16,546	2,794,454
Sigma-Aldrich Corp.	23,093	1,793,864

		65,542,743

Commercial Banks – 2.7%
BB&T Corp.	134,920	4,235,139
Comerica, Inc.	36,220	1,302,109
Fifth Third Bancorp	168,578	2,749,507
First Horizon National Corp.	47,494	507,236
Huntington Bancshares, Inc.	162,257	1,199,079
KeyCorp	177,207	1,764,982
M&T Bank Corp.	23,535	2,427,871
The PNC Financial Services Group, Inc.(b)	101,805	6,770,032
Regions Financial Corp.	272,908	2,235,117
SunTrust Banks, Inc.	103,422	2,979,588
US Bancorp	358,767	12,172,964
Wells Fargo & Co.	943,674	34,906,501
Zions Bancorporation	35,695	892,018

		74,142,143

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Commercial Services & Supplies – 0.6%
The ADT Corp.	44,624	$2,183,899
Avery Dennison Corp.	19,207	827,246
Cintas Corp.	20,033	884,056
Iron Mountain, Inc.	32,388	1,176,008
Pitney Bowes, Inc.	38,806	576,657
Republic Services, Inc.	57,306	1,891,098
Stericycle, Inc.(a)(c)	16,489	1,750,802
Tyco International Ltd.	89,391	2,860,512
Waste Management, Inc.	84,240	3,303,050

		15,453,328

Communications Equipment – 1.9%
Cisco Systems, Inc.	1,026,447	21,463,007
F5 Networks, Inc.(a)	15,145	1,349,117
Harris Corp.	21,730	1,006,968
JDS Uniphase Corp.(a)	44,751	598,321
Juniper Networks, Inc.(a)	98,968	1,834,867
Motorola Solutions, Inc.	53,150	3,403,194
QUALCOMM, Inc.	330,754	22,143,980

		51,799,454

Computers & Peripherals – 4.1%
Apple, Inc.	180,782	80,019,537
Dell, Inc.	281,495	4,033,823
EMC Corp.(a)	405,110	9,678,078
Hewlett-Packard Co.	375,986	8,963,506
NetApp, Inc.(a)	69,361	2,369,372
SanDisk Corp.(a)	46,413	2,552,715
Seagate Technology Plc	61,520	2,249,171
Western Digital Corp.	41,630	2,093,156

		111,959,358

Construction & Engineering – 0.2%
Fluor Corp.	31,304	2,076,394
Jacobs Engineering Group, Inc.(a)	25,110	1,412,187
Quanta Services, Inc.(a)	41,045	1,173,066

		4,661,647

Construction Materials – 0.0%
Vulcan Materials Co.	25,135	1,299,479

Consumer Finance – 0.9%
American Express Co.	185,036	12,482,529
Capital One Financial Corp.	112,074	6,158,466
Discover Financial Services	95,400	4,277,736
SLM Corp.	87,334	1,788,600

		24,707,331

Containers & Packaging – 0.1%
Ball Corp.	28,795	1,370,066
Bemis Co.	19,614	791,621
Owens-Illinois, Inc.(a)	31,944	851,308
Sealed Air Corp.	37,754	910,249

		3,923,244

Distributors – 0.1%
Genuine Parts Co.	29,779	2,322,762

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	19,279	335,262
H&R Block, Inc.	52,415	1,542,049

		1,877,311

Diversified Financial Services – 3.6%
Bank of America Corp.	2,083,000	25,370,940
Citigroup, Inc.	584,990	25,879,958
CME Group, Inc.	59,191	3,633,735
IntercontinentalExchange, Inc.(a)	14,036	2,288,851
JPMorgan Chase & Co.	736,832	34,970,047
Leucadia National Corp.	56,276	1,543,651
Moody’s Corp.	37,226	1,984,890
The NASDAQ OMX Group, Inc.	22,595	729,818
NYSE Euronext	46,997	1,815,964

		98,217,854

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	1,057,260	38,790,869
CenturyLink, Inc.	120,451	4,231,444
Frontier Communications Corp.	192,506	766,174
Verizon Communications, Inc.	550,245	27,044,542
Windstream Corp.	114,234	908,160

		71,741,189

Electric Utilities – 2.0%
American Electric Power Co., Inc.	93,556	4,549,628
Duke Energy Corp.	135,643	9,846,325
Edison International	62,536	3,146,811
Entergy Corp.	34,116	2,157,496
Exelon Corp.	164,581	5,674,753
FirstEnergy Corp.	80,270	3,387,394
NextEra Energy, Inc.	81,587	6,337,678
Northeast Utilities, Inc.	60,645	2,635,632
Pepco Holdings, Inc.	44,363	949,368
Pinnacle West Capital Corp.	21,265	1,231,031
PPL Corp.	112,309	3,516,395
The Southern Co.	167,312	7,850,279
Xcel Energy, Inc.	94,238	2,798,869

		54,081,659

Electrical Equipment – 0.6%
Eaton Corp. Plc	90,678	5,554,028
Emerson Electric Co.	138,974	7,764,477
Rockwell Automation, Inc.	26,967	2,328,600
Roper Industries, Inc.	19,047	2,424,874

		18,071,979

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	30,651	2,288,097
Corning, Inc.	283,645	3,780,988
Flir Systems, Inc.	27,953	727,058
Jabil Circuit, Inc.	35,040	647,539
Molex, Inc.	26,273	769,273
TE Connectivity Ltd.	81,108	3,400,859

		11,613,814

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	85,033	$3,946,381
Cameron International Corp.(a)	47,700	3,110,040
Diamond Offshore Drilling, Inc.	13,277	923,548
Ensco Plc, Class A	44,586	2,675,160
FMC Technologies, Inc.(a)(c)	45,616	2,481,054
Halliburton Co.	179,365	7,248,140
Helmerich & Payne, Inc.	20,477	1,242,954
Nabors Industries Ltd.	55,987	908,109
National Oilwell Varco, Inc.	82,229	5,817,702
Noble Corp.	48,845	1,863,437
Rowan Cos. Plc, Class A(a)	23,983	848,039
Schlumberger Ltd.	255,698	19,149,223

		50,213,787

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	83,857	8,898,066
CVS Caremark Corp.	237,048	13,035,270
The Kroger Co.	99,773	3,306,477
Safeway, Inc.	45,910	1,209,728
Sysco Corp.	112,818	3,967,809
Wal-Mart Stores, Inc.	321,993	24,094,736
Walgreen Co.	165,548	7,893,329
Whole Foods Market, Inc.	33,117	2,872,900

		65,278,315

Food Products – 1.9%
Archer-Daniels-Midland Co.	127,015	4,284,216
Campbell Soup Co.	34,717	1,574,763
ConAgra Foods, Inc.	79,644	2,852,052
Dean Foods Co.(a)	36,034	653,296
General Mills, Inc.	124,458	6,137,024
H.J. Heinz Co.	61,820	4,467,731
The Hershey Co.	28,944	2,533,468
Hormel Foods Corp.	26,060	1,076,799
The J.M. Smucker Co.	20,722	2,054,794
Kellogg Co.	48,055	3,096,184
Kraft Foods Group, Inc.	114,092	5,879,161
McCormick & Co., Inc.	25,616	1,884,057
Mead Johnson Nutrition Co.	38,969	3,018,149
Mondelez International, Inc., Class A	342,313	10,478,201
Tyson Foods, Inc., Class A	54,517	1,353,112

		51,343,007

Gas Utilities – 0.1%
AGL Resources, Inc.	22,567	946,685
ONEOK, Inc.	39,243	1,870,714

		2,817,399

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	105,117	7,635,699
Becton Dickinson & Co.	37,354	3,571,416
Boston Scientific Corp.(a)	262,719	2,051,835
C.R. Bard, Inc.	14,635	1,474,915
CareFusion Corp.(a)	42,986	1,504,080
Covidien Plc	90,854	6,163,535
DENTSPLY International, Inc.	27,585	1,170,156
Edwards Lifesciences Corp.(a)(c)	21,926	1,801,440
Intuitive Surgical, Inc.(a)(c)	7,724	3,793,952
Medtronic, Inc.	194,681	9,142,220
St. Jude Medical, Inc.	54,294	2,195,649
Stryker Corp.	55,761	3,637,848
Varian Medical Systems, Inc.(a)	21,003	1,512,216
Zimmer Holdings, Inc.	32,619	2,453,601

		48,108,562

Health Care Providers & Services – 1.8%
Aetna, Inc.	63,168	3,229,148
AmerisourceBergen Corp.	44,336	2,281,087
Cardinal Health, Inc.	65,646	2,732,187
Cigna Corp.	54,873	3,422,429
Coventry Health Care, Inc.	25,824	1,214,503
DaVita, Inc.(a)	16,244	1,926,376
Express Scripts Holding Co.(a)	157,557	9,083,161
Humana, Inc.	30,372	2,099,009
Laboratory Corp. of America Holdings(a)	17,936	1,617,827
McKesson Corp.	44,846	4,841,574
Patterson Cos., Inc.	16,182	615,563
Quest Diagnostics, Inc.	30,355	1,713,540
Tenet Healthcare Corp.(a)	20,103	956,501
UnitedHealth Group, Inc.	197,296	11,287,304
WellPoint, Inc.	58,593	3,880,614

		50,900,823

Health Care Technology – 0.1%
Cerner Corp.(a)(c)	28,207	2,672,613

Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.	85,577	2,935,291
Chipotle Mexican Grill, Inc.(a)(c)	5,978	1,948,051
Darden Restaurants, Inc.	24,914	1,287,556
International Game Technology	50,836	838,794
Marriott International, Inc., Class A	46,683	1,971,423
McDonald’s Corp.	193,044	19,244,556
Starbucks Corp.	144,235	8,215,626
Starwood Hotels & Resorts Worldwide, Inc.	37,296	2,376,874
Wyndham Worldwide Corp.	26,323	1,697,307
Wynn Resorts Ltd.	15,349	1,921,081
Yum! Brands, Inc.	86,712	6,238,061

		48,674,620

Household Durables – 0.3%
D.R. Horton, Inc.	53,506	1,300,196
Garmin Ltd.	21,116	697,673
Harman International Industries, Inc.	12,905	575,950
Leggett & Platt, Inc.	27,618	932,936
Lennar Corp., Class A	31,828	1,320,225
Newell Rubbermaid, Inc.	55,375	1,445,288
PulteGroup, Inc.(a)	65,206	1,319,769

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Household Durables (concluded)
Whirlpool Corp.	15,112	$1,790,168

		9,382,205

Household Products – 2.2%
The Clorox Co.	25,283	2,238,304
Colgate-Palmolive Co.	84,647	9,990,885
Kimberly-Clark Corp.	74,636	7,312,835
The Procter & Gamble Co.	525,876	40,524,005

		60,066,029

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	118,337	1,487,496
NRG Energy, Inc.	62,547	1,656,870

		3,144,366

Industrial Conglomerates – 2.4%
3M Co.	122,166	12,987,467
Danaher Corp.	111,670	6,940,291
General Electric Co.	2,001,894	46,283,789

		66,211,547

Insurance – 4.1%
ACE Ltd.	65,217	5,802,356
Aflac, Inc.	89,995	4,681,540
The Allstate Corp.	91,941	4,511,545
American International Group, Inc.(a)	284,190	11,032,256
Aon Plc	60,003	3,690,185
Assurant, Inc.	15,392	692,794
Berkshire Hathaway, Inc., Class B(a)	351,129	36,587,642
The Chubb Corp.	50,275	4,400,571
Cincinnati Financial Corp.	28,313	1,336,090
Genworth Financial, Inc., Class A(a)	95,386	953,860
Hartford Financial Services Group, Inc.	83,754	2,160,853
Lincoln National Corp.	52,533	1,713,101
Loews Corp.	59,685	2,630,318
Marsh & McLennan Cos., Inc.	105,543	4,007,468
MetLife, Inc.	210,508	8,003,514
Principal Financial Group, Inc.	52,980	1,802,909
The Progressive Corp.	106,599	2,693,757
Prudential Financial, Inc.	89,503	5,279,782
Torchmark Corp.	18,049	1,079,330
The Travelers Cos., Inc.	72,777	6,127,096
Unum Group	52,352	1,478,944
XL Group Plc	56,781	1,720,464

		112,386,375

Internet & Catalog Retail – 1.1%
Amazon.com, Inc.(a)	70,003	18,655,100
Expedia, Inc.	18,031	1,082,040
Netflix, Inc.(a)	10,774	2,040,703
priceline.com, Inc.(a)	9,600	6,604,128
TripAdvisor, Inc.(a)	21,148	1,110,693

		29,492,664

Internet Software & Services – 2.2%
Akamai Technologies, Inc.(a)(c)	34,228	1,207,906
eBay, Inc.(a)	224,621	12,178,951
Google, Inc., Class A(a)	51,406	40,817,906
VeriSign, Inc.(a)	29,222	1,381,616
Yahoo! Inc.(a)	186,627	4,391,333

		59,977,712

IT Services – 3.8%
Accenture Plc, Class A	124,032	9,422,711
Automatic Data Processing, Inc.	93,486	6,078,460
Cognizant Technology Solutions Corp., Class A(a)	58,085	4,449,892
Computer Sciences Corp.	29,571	1,455,780
Fidelity National Information Services, Inc.	56,418	2,235,281
Fiserv, Inc.(a)	25,621	2,250,292
International Business Machines Corp.	201,694	43,021,330
MasterCard, Inc., Class A	20,329	11,000,632
Paychex, Inc.	62,094	2,177,637
SAIC, Inc.	54,737	741,686
Teradata Corp.(a)	31,939	1,868,751
Total System Services, Inc.	31,242	774,177
Visa, Inc., Class A	99,289	16,863,244
The Western Union Co.	109,578	1,648,053

		103,987,926

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	21,936	963,868
Mattel, Inc.	66,344	2,905,204

		3,869,072

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	66,881	2,806,996
Life Technologies Corp.(a)	32,962	2,130,334
PerkinElmer, Inc.	21,811	733,722
Thermo Fisher Scientific, Inc.	68,864	5,267,407
Waters Corp.(a)	16,537	1,552,990

		12,491,449

Machinery – 1.8%
Caterpillar, Inc.	126,096	10,966,569
Cummins, Inc.	33,926	3,928,970
Deere & Co.	74,947	6,443,943
Dover Corp.	33,644	2,451,975
Flowserve Corp.	9,272	1,555,007
Illinois Tool Works, Inc.	79,975	4,873,676
Ingersoll-Rand Plc	53,080	2,919,931
Joy Global, Inc.	20,552	1,223,255
PACCAR, Inc.	68,159	3,446,119
Pall Corp.	21,494	1,469,545
Parker Hannifin Corp.	28,620	2,621,020

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Machinery (concluded)
Pentair Ltd., Registered Shares	39,708	$2,094,597
Snap-On, Inc.	11,267	931,781
Stanley Black & Decker, Inc.	30,758	2,490,475
Xylem, Inc.	35,893	989,211

		48,406,074

Media – 3.6%
Cablevision Systems Corp., New York Group, Class A	41,755	624,655
CBS Corp., Class B	112,671	5,260,609
Comcast Corp., Class A	508,176	21,348,474
DIRECTV(a)	110,395	6,249,461
Discovery Communications, Inc., Class A(a)(c)	47,202	3,716,686
Gannett Co., Inc.	43,814	958,212
The Interpublic Group of Cos., Inc.	79,774	1,039,455
The McGraw-Hill Cos., Inc.	54,037	2,814,247
News Corp., Class A	385,019	11,750,780
Omnicom Group, Inc.	50,345	2,965,321
Scripps Networks Interactive, Class A	16,727	1,076,215
Time Warner Cable, Inc.	56,904	5,466,198
Time Warner, Inc.	179,983	10,370,620
Viacom, Inc., Class B	87,686	5,398,827
The Walt Disney Co.	347,559	19,741,351
The Washington Post Co., Class B	869	388,443

		99,169,554

Metals & Mining – 0.6%
Alcoa, Inc.	206,257	1,757,310
Allegheny Technologies, Inc.	20,917	663,278
Cliffs Natural Resources, Inc.	29,123	553,628
Freeport-McMoRan Copper & Gold, Inc.	182,792	6,050,415
Newmont Mining Corp.	95,784	4,012,392
Nucor Corp.	60,968	2,813,673
United States Steel Corp.(c)	28,023	546,449

		16,397,145

Multi-Utilities – 1.2%
Ameren Corp.	46,911	1,642,823
CenterPoint Energy, Inc.	82,508	1,976,892
CMS Energy Corp.	51,120	1,428,293
Consolidated Edison, Inc.	56,213	3,430,679
Dominion Resources, Inc.	110,931	6,453,965
DTE Energy Co.	33,331	2,277,840
Integrys Energy Group, Inc.	15,237	886,184
NiSource, Inc.	60,023	1,761,075
PG&E Corp.	84,421	3,759,267
Public Service Enterprise Group, Inc.	97,105	3,334,586
SCANA Corp.	25,367	1,297,776
Sempra Energy	43,546	3,481,067
TECO Energy, Inc.	39,407	702,233
Wisconsin Energy Corp.	44,031	1,888,490

		34,321,170

Multiline Retail – 0.8%
Dollar General Corp.(a)	58,211	2,944,312
Dollar Tree, Inc.(a)	43,551	2,109,175
Family Dollar Stores, Inc.	18,464	1,090,299
JC Penney Co., Inc.	27,166	410,478
Kohl’s Corp.	40,567	1,871,356
Macy’s, Inc.	75,869	3,174,359
Nordstrom, Inc.	28,815	1,591,453
Target Corp.	125,273	8,574,937

		21,766,369

Office Electronics – 0.1%
Xerox Corp.	235,744	2,027,398

Oil, Gas & Consumable Fuels – 8.8%
Anadarko Petroleum Corp.	96,355	8,426,245
Apache Corp.	75,406	5,818,327
Cabot Oil & Gas Corp.	40,509	2,738,813
Chesapeake Energy Corp.	100,239	2,045,878
Chevron Corp.	374,012	44,440,106
ConocoPhillips	235,044	14,126,144
CONSOL Energy, Inc.	44,105	1,484,133
Denbury Resources, Inc.(a)	71,960	1,342,054
Devon Energy Corp.	72,672	4,100,154
EOG Resources, Inc.	52,308	6,699,086
EQT Corp.	28,968	1,962,582
Exxon Mobil Corp.(d)	862,576	77,726,723
Hess Corp.	57,318	4,104,542
Kinder Morgan, Inc.	121,374	4,694,746
Marathon Oil Corp.	136,215	4,593,170
Marathon Petroleum Corp.	63,820	5,718,272
Murphy Oil Corp.	34,890	2,223,540
Newfield Exploration Co.(a)	26,334	590,408
Noble Energy, Inc.	34,562	3,997,441
Occidental Petroleum Corp.	155,089	12,154,325
Peabody Energy Corp.	52,193	1,103,882
Phillips 66	119,669	8,373,240
Pioneer Natural Resources Co.	25,473	3,165,020
QEP Resources, Inc.	34,353	1,093,800
Range Resources Corp.	31,357	2,541,171
Southwestern Energy Co.(a)	67,603	2,518,888
Spectra Energy Corp.	128,590	3,954,142
Tesoro Corp.	26,476	1,550,170
Valero Energy Corp.	106,242	4,832,949
Williams Cos., Inc.	131,176	4,913,853
WPX Energy, Inc.(a)	39,076	625,998

		243,659,802

Paper & Forest Products – 0.2%
International Paper Co.	84,917	3,955,434
MeadWestvaco Corp.	33,810	1,227,303

		5,182,737

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets

Common Stocks	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	83,312	$1,727,058
The Estée Lauder Cos., Inc., Class A	46,078	2,950,374

		4,677,432

Pharmaceuticals – 6.3%
Abbott Laboratories	302,415	10,681,298
AbbVie, Inc.	304,277	12,408,416
Actavis, Inc.(a)	24,523	2,258,814
Allergan, Inc.	59,205	6,609,054
Bristol-Myers Squibb Co.	315,249	12,985,106
Eli Lilly & Co.	192,207	10,915,435
Forest Laboratories, Inc.(a)(c)	45,215	1,719,979
Hospira, Inc.(a)	32,134	1,054,959
Johnson & Johnson	538,133	43,873,983
Merck & Co., Inc.	581,883	25,736,685
Mylan, Inc.(a)	76,188	2,204,881
Perrigo Co.	16,941	2,011,405
Pfizer, Inc.	1,384,058	39,943,914

		172,403,929

Professional Services – 0.1%
The Dun & Bradstreet Corp.	7,883	659,413
Equifax, Inc.	23,316	1,342,768
Robert Half International, Inc.	26,733	1,003,290

		3,005,471

Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp.	76,140	5,856,689
Apartment Investment & Management Co., Class A	28,088	861,178
AvalonBay Communities, Inc.(c)	21,954	2,780,913
Boston Properties, Inc.(c)	29,183	2,949,234
Equity Residential	61,752	3,400,065
HCP, Inc.(c)	87,262	4,350,883
Health Care REIT, Inc.(c)	50,200	3,409,082
Host Hotels & Resorts, Inc.(c)	140,280	2,453,497
Kimco Realty Corp.(c)	78,692	1,762,701
Plum Creek Timber Co., Inc.(c)	31,257	1,631,616
ProLogis, Inc.	89,071	3,561,059
Public Storage	27,810	4,236,019
Simon Property Group, Inc.	60,381	9,574,011
Ventas, Inc.(c)	56,221	4,115,377
Vornado Realty Trust	32,513	2,719,387
Weyerhaeuser Co.	104,944	3,293,143

		56,954,854

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A(a)	58,522	1,477,680

Road & Rail – 0.8%
CSX Corp.	196,570	4,841,519
Norfolk Southern Corp.	60,658	4,675,519
Ryder System, Inc.	9,855	588,836
Union Pacific Corp.	90,274	12,855,920

		22,961,794

Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc.(a)(c)	114,729	292,559
Altera Corp.	61,535	2,182,646
Analog Devices, Inc.	58,885	2,737,564
Applied Materials, Inc.	231,376	3,118,948
Broadcom Corp., Class A	100,749	3,492,968
First Solar, Inc.(a)	11,703	315,513
Intel Corp.	952,243	20,806,510
KLA-Tencor Corp.	31,943	1,684,674
Lam Research Corp.(a)	31,282	1,296,952
Linear Technology Corp.	44,944	1,724,501
LSI Corp.(a)	107,363	727,921
Microchip Technology, Inc.	37,561	1,380,742
Micron Technology, Inc.(a)	196,603	1,962,098
NVIDIA Corp.	119,701	1,534,567
Teradyne, Inc.(a)	36,767	596,361
Texas Instruments, Inc.	212,723	7,547,412
Xilinx, Inc.	50,376	1,922,852

		53,324,788

Software – 3.3%
Adobe Systems, Inc.(a)	96,000	4,176,960
Autodesk, Inc.(a)	43,340	1,787,342
BMC Software, Inc.(a)	25,334	1,173,724
CA, Inc.	64,089	1,613,120
Citrix Systems, Inc.(a)	35,840	2,586,214
Electronic Arts, Inc.(a)	57,830	1,023,591
Intuit, Inc.	53,716	3,526,455
Microsoft Corp.	1,451,354	41,523,238
Oracle Corp.	710,950	22,992,123
Red Hat, Inc.(a)	37,110	1,876,282
Salesforce.com, Inc.(a)	25,932	4,637,420
Symantec Corp.(a)	132,374	3,266,990

		90,183,459

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	15,353	709,309
AutoNation, Inc.(a)	7,434	325,237
AutoZone, Inc.(a)	6,997	2,776,200
Bed Bath & Beyond, Inc.(a)(c)	43,554	2,805,749
Best Buy Co., Inc.	51,261	1,135,431
CarMax, Inc.(a)(c)	43,697	1,822,165
GameStop Corp., Class A	23,454	656,008
The Gap, Inc.	57,059	2,019,889
The Home Depot, Inc.	287,833	20,084,987
L Brands, Inc.	45,944	2,051,859
Lowe’s Cos., Inc.	213,724	8,104,414
O’Reilly Automotive, Inc.(a)	21,439	2,198,569
PetSmart, Inc.	20,633	1,281,309
Ross Stores, Inc.	42,653	2,585,625
Staples, Inc.	129,992	1,745,792
Tiffany & Co.	23,042	1,602,341
TJX Cos., Inc.	140,407	6,564,027
Urban Outfitters, Inc.(a)	20,855	807,923

		59,276,834

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	54,040	$2,701,460
Fossil, Inc.(a)	10,361	1,000,873
NIKE, Inc., Class B	139,698	8,243,579
PVH Corp.	14,982	1,600,227
Ralph Lauren Corp.	11,651	1,972,631
VF Corp.	16,915	2,837,491

		18,356,261

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	92,005	794,923
People’s United Financial, Inc.	64,826	871,262

		1,666,185

Tobacco – 1.8%
Altria Group, Inc.	386,966	13,307,761
Lorillard, Inc.	73,063	2,948,092
Philip Morris International, Inc.	317,240	29,411,321
Reynolds American, Inc.	61,760	2,747,702

		48,414,876

Trading Companies & Distributors – 0.2%
Fastenal Co.	52,125	2,676,619
W.W. Grainger, Inc.	11,544	2,597,169

		5,273,788

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp.(a)	56,550	3,938,142
MetroPCS Communications, Inc.(a)	60,987	664,758
Sprint Nextel Corp.(a)	580,074	3,602,260

		8,205,160

Total Long-Term Investments (Cost – $1,725,406,752) – 97.8%		2,691,501,500

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(b)(e)	59,886,376	59,886,376

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.23%(b)(e)(f)	$39,769	39,768,649

Total Short-Term Securities (Cost – $99,655,025) – 3.6%		99,655,025

Total Investments (Cost – 1,825,061,777*) – 101.4%		2,791,156,525
Liabilities in Excess of Other Assets – (1.4)%		(38,759,000)

Net Assets – 100.0%		$2,752,397,525

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,476,546,215

Gross unrealized appreciation	$1,367,419,662
Gross unrealized depreciation	(52,809,352)

Net unrealized appreciation	$1,314,610,310

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	7

Schedule of Investments (continued)	Master S&P 500 Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Series during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/Loss
BlackRock, Inc.	24,079	130		–	24,209	$6,218,808	$40,453	–
BlackRock Liquidity Funds, TempFund Institutional Class	21,128,527	38,757,849	[1]	–	59,886,376	$59,886,376	$9,555	–
BlackRock Liquidity Series, LLC Money Market Series	$8,629,550	31,139,099	[1]	–	$39,768,649	$39,768,649	$77,435	–
The PNC Financial Services Group, Inc.	101,499	306		–	101,805	$6,770,032	$40,600	–

[1]	Represents net shares/beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
808	S&P 500 E Mini	Chicago Mercantile	June 2013	$63,133,080	$1,045,027

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013

Schedule of Investments (concluded)	Master S&P 500 Index Series

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,691,501,500	–	–	$2,691,501,500
Short-Term Securities	59,886,376	$39,768,649	–	99,655,025

Total	$2,751,387,876	$39,768,649	–	$2,791,156,525

[1] See above Schedule of Investments for values in each industry excluding Level 2, Auto Components, within the table.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,045,027	–	–	$1,045,027
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Seri\es’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$562,990	–	–	$562,990
Liabilities:
Collateral on securities loaned at value	–	$(39,768,649)	–	(39,768,649)

Total	$562,990	$(39,768,649)	–	$(39,205,659)

There were no transfers between levels during the period ended March 31, 2013.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 24, 2013